Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2025 CNY (¥)		Mar. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Prepayments, receivables and other current assets
Loan granted to third parties		¥ 36,599	[1]		$ 5,000
Receivables and contract assets of technology service		14,924				¥ 11,613
Receivables from third-party payment service providers	[2]	7,811				5,243
Deposits		986				507
Employee loans and advances		548				665
Interest receivable		70				409
Receivables of financing facilitation service		32				256
Others		2,212				3,269
Less: Allowance for credit losses		(6,865)				(2,093)
Subtotal		56,317				19,869
Other prepaid expenses		1,586				26,510
VAT receivables		1,007				8,532
Prepaid promotion fees		298				45
Total prepayments, receivables and other current assets		59,208		$ 8,159		54,956
Other non-current assets
Less: Allowance for credit losses		(259)				(331)
Subtotal		13,641				13,815
Other non-current assets		39,759		$ 5,479		45,473
Long term deposit [Member]
Other non-current assets
Other non-current assets		13,900				14,146
Gold [Member]
Other non-current assets
Other non-current assets	[3]					¥ 31,658
VAT receivables-non current [Member]
Other non-current assets
Other non-current assets		¥ 26,118

[1]	In July 2024, the Company entered into a loan agreement with a third party company to grant it a loan in the amount of USD5.0 million with an interest rate of 8% per annum. The maturity date falls on (i) the date of one year following the relevant loan date, and (ii) another one year term if the borrower determines to extend at its sole discretion. As of the report date, the loan has been fully received.
[2]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group.
[3]	As of March 31, 2024, the Company has physical gold on hand of RMB31,658. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2024, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2024. During the year ended March 31, 2025, the Company sold all the gold to third party companies and recognized a gain from investments of RMB18,168 in the Consolidated Statement of Operations and Comprehensive Loss.